Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets include the following on December 31, 2023:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(321,000)	$-
Intellectual property	10,000	556	9,444
Total Intangible Assets	$321,000	$(321,556)	$9,444

The Company’s intangible assets include the following on December 31, 2022:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(214,000)	$107,000
Total Intangible Assets	$321,000	$(214,000)	$107,000

Amortization expense was $107,556 and $107,000 for the years ended December 31, 2023 and 2022, respectively. The Company’s proprietary technology is being amortized over its estimated useful life of three years.